PROVISIONS FOR CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Breakdown of reserves for lawsuits claims and other disputed matters
Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2019	2018

Reserve for labor claims	91	678
Reserve for commercial claims	1,000	—
Reserve for regulatory claims	1,511	2,184
TOTAL	2,602	2,862

Roll forward of other provisions
Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2019	2018	2017

Balance at beginning of year	678	49	1,138
Additions	907	926	187
Recovery	(1,247)	—	—
Utilization of provision for contingencies	(99)	(222)	(1,288)
Foreign exchange	(148)	(75)	12
Balance at end of year	91	678	49

	As of December 31,
Reserve for regulatory claims	2019	2018	2017

Balance at beginning of year	2,184	1,130	807
Additions (1)	219	1,144	340
Recovery	(879)	—	—
Utilization of provision for contingencies	(95)	—	(32)
Foreign exchange	82	(90)	15
Balance at end of year	1,511	2,184	1,130

	As of December 31,
Reserve for commercial claims	2019	2018	2017

Balance at beginning of year	—	—	—
Additions (2)	1,000	—	—
Balance at end of year	1,000	—	—

(1) As of December 31, 2019, the Company's Colombian subsidiary is currently under examination by the Unidad de Gestión Pensional y Parafiscales ("UGPP") regarding social contribution payments for the year 2016. On November 6, 2019, the UGPP issued a demand letter to the Company's Colombian subsidiary proposing a preliminary assessment of $2.1 million plus penalties and interest for social contribution payments during such year and requesting to revert with its own assessment. The response letter was presented on February 5, 2019, after which the UGPP will have six months to issue its final determination. Also, certain of the Company's non-U.S. subsidiaries are currently under examination by the U.S. Internal Revenue Service (“IRS”) regarding payroll and employment taxes primarily in connection with services performed by employees of the Company's subsidiaries in the United States from 2013 to 2015. On May 1, 2018, the IRS issued 30-day letters to those subsidiaries proposing total assessments of $1.4 million plus penalties and interest for employment taxes for those years. The Company's subsidiaries filed protests of these proposed assessments with the IRS on July 16, 2018 and as of December 31, 2019 the Company has not received an answer.

(2) On August 8, 2019, Certified Collectibles Group, LLC (“CCG”) and its affiliates filed a complaint in the U.S. District Court for the Middle District of Florida, Tampa Division, (Civil Action No. 19-CV-1962) against Globant S.A. and Globant, LLC.  The complaint, arising from a dispute relating to a service contract, alleges nine causes of action against Globant, LLC: (1) fraudulent inducement of contract; (2) fraud; (3) fraudulent concealment; (4) negligent misrepresentation; (5) breach of contract and breach of express warranty; (6) violation of Florida’s Deceptive and Unfair Trade Practices Act; (7) professional negligence; (8) declaratory judgment; and (9) unjust enrichment. The complaint names Globant S.A. as a defendant with respect to several of these causes of action (counts 2-4, 6-7, and 9), on the alleged theory that Globant S.A. was an “alter ego” or agent of Globant, LLC. Globant, LLC has filed a motion to dismiss the complaint for failure to state a claim, and Globant S.A. has filed a motion to dismiss for lack of personal jurisdiction. CCG has opposed these filings. The court has not yet ruled on the motions to dismiss.